Related Party Notes Payable (Detail) - Assumptions Used in Calculating Fair Value of Derivative Liability (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	38.28%	46.58%	44.84%
Risk free interest rate	1.14%	0.25%	0.61%
Expected remaining term (years)	2 years	54 days	9 months
Common stock price (in Dollars per share)	$ 9.64	$ 0.60	$ 1.80